Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Dec. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		1,978,319		1,381,326
Unrecognized stock-based compensation		$ 7.2		$ 9.2
Weighted-average period		3 years		3 years 1 month 6 days
Performance Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	42,927,654	42,486,017		42,909,091
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	four-year
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		423,074
Market Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	3,093,776
Percentage of vesting of award under share-based payment arrangement	25.00%
Twenty Sixteen Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of Minimum estimated fair value of the shares on the date of grant				100.00%
Percentage of exercise price of an ISO granted to a stockholder		10.00%		10.00%
Percentage of Maximum estimated fair value of the shares on the date of grant		110.00%		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 1.2	$ 0.5	$ 0.8	$ 0.2
Weighted-average grant-date fair values of options granted		$ 0	$ 0.9	$ 0.96	$ 0.38
Number of shares issued under share-based payment arrangement.		65,551,165	2,619,677	2,418,871	2,619,677
Stock Repurchased During Period, Value		$ 0.9		$ 1.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					0
Number of Shares Authorized				65,551,165
Twenty Sixteen Stock Incentive Plan [Member] | Performance Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares issued under share-based payment arrangement.		100
Stock Issued During Period, Shares, Restricted Stock Award, Gross				18,563